Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

12.Cash and cash equivalents

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Money market funds	€699,447	€—	€—
Term accounts	50,001	227,551	217,451
Cash and bank balances	242,161	103,731	63,589
	€991,609	€331,282	€281,040

Cash and cash equivalents may comprise of cash and bank balances, saving accounts, term accounts with an original maturity not exceeding 3 months and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value.

Cash positions are invested with preferred financial partners, which are mostly considered to be high quality financial institutions with sound credit ratings to reduce credit risk.

On December 31, 2020, the cash and cash equivalents included $576.1 million held in USD, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuations of the EUR/USD exchange rate as the Company’s functional currency is EUR.

Please also refer to note 26 for more information on the financial instruments.